Equity Method Investees Condensed Financial Information - Schedule of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,486,768		¥ 1,299,951		$ 203,686
Non-current assets	327,627		366,244		44,885
Current liabilities	2,946,952		3,099,287		403,731
Non-current liabilities	956,755		696,011		$ 131,075
Gross Profit	2,748,491	$ 376,542	2,767,462	¥ 2,586,416
Loss from operations	75,226	10,306	(550,117)	(739,778)
Net loss	75,200	$ 10,306	(550,117)	(745,883)
Equity Method Investment [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	614,641		311,283
Non-current assets	54,717		56,170
Current liabilities	439,548		323,862
Non-current liabilities	350,276		231,840
Revenues	257,129		178,921	148,790
Gross Profit	192,579		117,150	84,443
Loss from operations	(159,675)		(119,918)	(96,361)
Net loss	¥ (143,032)		¥ (110,333)	¥ (80,583)